INCOME TAXES (Details)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Income Tax Disclosure [Abstract]
Income tax benefit at the federal statutory rate	34.00%	34.00%
Permanent differences	(3.62%)	(3.24%)
Increase in valuation allowance	(30.38%)	(30.76%)
Provision for income tax	0.00%	0.00%